Equity (Reclassifications Out of AOCL) (Details) - USD ($) $ in Millions	3 Months Ended											12 Months Ended
	Dec. 31, 2022		Sep. 30, 2022	Jun. 30, 2022		Mar. 31, 2022		Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (Loss) on Disposition of Business								$ (1,800)				$ (9)	$ (1,683)	$ (95)
Impairment expenses												(1,715)	(1,575)	(1,066)
Cost of Goods and Services Sold												10,069	8,430	6,967
General and administrative expenses												207	166	165
Other Expenses												(68)	(60)	(53)
Interest expense												(1,117)	(911)	(1,038)
Foreign currency transaction gains (losses)												(77)	(10)	55
Income from continuing operations before taxes and equity in earnings of affiliates												(169)	(1,064)	488
Income tax expense												265	(133)	216
Net equity in losses of affiliates												(71)	(24)	(123)
Income from continuing operations	$ (986)	[1]	$ 446	$ (136)	[1]	$ 171	[1]	(1,330)	$ 485	$ (81)	$ (29)	(505)	(955)	149
Net gain from disposal of discontinued operations												0	4	3
Net income								(1,330)	485	(77)	(29)	(505)	(951)	152
Net income attributable to The AES Corporation	$ (903)		$ 421	$ (179)		$ 115		$ (632)	$ 343	$ 28	$ (148)	(546)	(409)	46
Net Income (Loss) Attributable to Noncontrolling Interest												41	(542)		$ 106
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to The AES Corporation												(44)	(258)	(264)
Available-for-Sale securities, net | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (Loss) on Disposition of Business												0	(3)	(192)
Net income attributable to The AES Corporation												0	(3)	(192)
Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member] | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (Loss) on Disposition of Business												0	(362)	0
Impairment expenses												(16)	(13)	(10)
Revenue from Contract with Customer, Excluding Assessed Tax												(1)	(1)	(1)
Cost of Goods and Services Sold												(1)	1	(3)
Interest expense												(58)	(85)	(60)
Foreign currency transaction gains (losses)												2	(15)	(7)
Income tax expense												9	105	17
Net equity in losses of affiliates												6	(17)	(10)
Derivative gains (losses), net | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income from continuing operations before taxes and equity in earnings of affiliates												(74)	(475)	(81)
Income from continuing operations												(59)	(387)	(74)
Net income attributable to The AES Corporation												(44)	(254)	(72)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Noncontrolling Interest [Member] | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest												15	133	2
Amortization of defined benefit pension actuarial losses, net | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income from continuing operations before taxes and equity in earnings of affiliates												(2)	(4)	0
Income from continuing operations												(1)	(1)	0
Net income attributable to The AES Corporation												0	(1)	0
Amortization of defined benefit pension actuarial losses, net | Reclassification out of Accumulated Other Comprehensive Income | Regulated Operation [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of Goods and Services Sold												0	0	(1)
Amortization of defined benefit pension actuarial losses, net | Reclassification out of Accumulated Other Comprehensive Income | Unregulated Operation [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of Goods and Services Sold												1	(1)	1
Accumulated Defined Benefit Plans Adjustment Attributable to Noncontrolling Interest [Member] | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income (Loss) Attributable to Noncontrolling Interest												1	0	0
Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member] | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Expenses												(1)	(3)	0
Income tax expense												$ (1)	$ 3	$ 0

[1]	Includes pre-tax impairment expense of $482 million, $50 million, and $230 million in the second, third, and fourth quarters of 2022, respectively (See Note 22—Asset Impairment Expense), pre-tax goodwill impairment expense of $777 million in the fourth quarter of 2022 (See Note 9—Goodwill and Other Intangible Assets), and other non-operating expense of $175 million in the fourth quarter of 2022 (See Note 8—Investments in and Advances to Equity Affiliates).